Capitalized Development Cost and Other Long-Term Assets (Details) - Schedule of Capitalized Cost and Other Long-Term Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Capitalized Cost and Other Long-Term Assets [Abstract]
Capitalized development cost	$ 6,216	$ 2,146
Other receivables	1,483
Total	$ 7,699	$ 2,146